UNEARNED INCOME FROM GUARANTEE SERVICES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Unearned Income From Guarantee Services [Abstract]
UNEARNED INCOME FROM GUARANTEE SERVICES
13.  UNEARNED INCOME FROM GUARANTEE SERVICES

The Company receives guarantee commissions in full at the inception and records unearned income before amortizing it throughout the guarantee service life. Unearned income from guarantee services was $610,021 and $773,402 as of September 30, 2013 and December 31, 2012, respectively.

13.	UNEARNED INCOME FROM GUARANTEE SERVICES

The Company receives guarantee commissions in full at the inception and records unearned income before amortizing it throughout the guarantee service life. Unearned income from guarantee services were $773,402 and $955,047 as of December 31, 2012 and 2011, respectively.